Note 12. Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]
NOTE 12 - OTHER OPERATING EXPENSES

Other operating expenses consisted of the following for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Data processing	$360,003	$510,621	$586,143
Professional fees	856,712	953,801	683,860
Franchise tax	397,210	452,185	522,909
Advertising	615,033	546,025	339,246
ATM processing and other fees	249,996	227,685	144,606
Amortization of core deposit intangible asset	40,857	94,218	253,980
Postage	175,993	192,699	192,138
Stationery and supplies	191,832	172,594	123,899
FDIC assessment	995,252	806,533	1,150,962
Loan closing fees	193,151	191,951	154,230
Internet banking	233,961	175,683	181,640
Other real estate owned	505,833	427,712	53,283
Other	1,292,565	1,540,353	1,225,722

Total other operating expenses	$6,108,398	$6,292,060	$5,612,618